Post employment benefits - Narrative (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)		Jun. 30, 2022 USD ($)		Dec. 31, 2030 USD ($)	Dec. 31, 2030 GBP (£)	Dec. 31, 2030 EUR (€)	Dec. 31, 2027 USD ($)	Dec. 31, 2027 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plans		$ 62	$ 53		$ 44
Cash contributions to plans on next year	$ 55
Inventories		$ 9,720	$ 9,653	[1]	$ 8,584	[1]
United Kingdom
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate		95.00%	97.00%
Hedging instrument, inflation rate		100.00%	98.00%
Percentage of UK plans of total plan liabilities		65.00%
Inventories		$ 648	$ 923
United Kingdom | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year							$ 542	£ 430
Ireland
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate		90.00%	92.00%
Hedging instrument, inflation rate		112.00%	112.00%
Ireland | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year							$ 36		€ 39	$ 36	€ 39	$ 33	€ 35

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.